Notes Payable – Related Party (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes Payable – Related Party [Abstract]
Debt principal amount	$ 0.4	$ 0.4	$ 0.5
Debt interest amount	$ 0.1	$ 0.1